Supplemental Cash Flow Disclosure	12 Months Ended
Mar. 31, 2022
Supplemental Cash Flow Elements [Abstract]
Supplemental Cash Flow Disclosure

20.Supplemental Cash Flow Disclosure

(a)	Changes in operating assets and liabilities:

	March 31,	March 31,
	2022	2021
Trade and other receivables	$(163,066)	$(8,518,941)
Prepaid expenses	(279,770)	(994,471)
Inventories	(2,674,208)	(17,631,474)
Trade and other payables	2,654,024	11,965,278
Deferred revenues	(1,563,113)	634,393
Provisions	(1,137,281)	733,755
Changes in operating assets and liabilities	$(3,163,414)	$(13,811,460)

(b)	Non-cash transactions:

	March 31,	March 31,
	2022	2021
Acquired property, plant and equipment included in trade and other payables	$155,352	$158,309
Intangible assets included in trade and other payables	109,971	72,043